Vessels, Port Terminals and Other Fixed Assets, net - Balance Sheet Analysis (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Vessels, port terminals and other fixed assets, net
Balance	$ 559,587
Additions	3,439
Additions	(26,662)	$ (26,583)	$ (23,322)
Transfers from deposits for vessels, port terminals and other fixed assets	0	49,421	137,357
Transfers to other long term-assets	0	(26)	0
Revaluation of vessels due to termination of capital lease obligation	0	0	(5,243)
Write-down/ Write-off	(2,064)
Write-down/ Write-off	866
Balance	535,166	559,587
Cost
Vessels, port terminals and other fixed assets, net
Balance	786,470	729,446	590,217
Additions	3,439	7,819	10,775
Disposals		(156)	(3,660)
Transfers from deposits for vessels, port terminals and other fixed assets		49,421	137,357
Transfers to other long term-assets		(26)
Revaluation of vessels due to termination of capital lease obligation			(5,243)
Write-down/ Write-off	(2,064)	(34)
Balance	787,845	786,470	729,446
Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(226,883)	(200,437)	(180,728)
Additions	(26,662)	(26,583)	(23,322)
Disposals		137	3,613
Write-down/ Write-off	866
Balance	(252,679)	(226,883)	(200,437)
Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	559,587	529,009	409,489
Additions	(23,223)	(18,764)	(12,547)
Disposals		(19)	(47)
Transfers from deposits for vessels, port terminals and other fixed assets		49,421	137,357
Transfers to other long term-assets		(26)
Revaluation of vessels due to termination of capital lease obligation			(5,243)
Write-down/ Write-off	(1,198)	(34)
Balance	535,166	559,587	529,009
Tanker Vessels, Barges and Pushboats | Cost
Vessels, port terminals and other fixed assets, net
Balance	525,714	472,083	475,380
Additions	2,403	3,581	5,531
Disposals			(3,585)
Transfers from oil storage plant and port facilities for liquid cargoes		629
Transfers from deposits for vessels, port terminals and other fixed assets		49,421
Revaluation of vessels due to termination of capital lease obligation			(5,243)
Write-down/ Write-off	(2,064)
Balance	526,053	525,714	472,083
Tanker Vessels, Barges and Pushboats | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(182,586)	(164,058)	(150,040)
Additions	(19,038)	(18,528)	(17,603)
Disposals			3,585
Write-down/ Write-off	866
Balance	(200,758)	(182,586)	(164,058)
Tanker Vessels, Barges and Pushboats | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	343,128	308,025	325,340
Additions	(16,635)	(14,947)	(12,072)
Transfers from oil storage plant and port facilities for liquid cargoes		629
Transfers from deposits for vessels, port terminals and other fixed assets		49,421
Revaluation of vessels due to termination of capital lease obligation			(5,243)
Write-down/ Write-off	(1,198)
Balance	325,295	343,128	308,025
Dry Port Terminals | Cost
Vessels, port terminals and other fixed assets, net
Balance	224,170	221,822	80,103
Additions	602	2,530	4,362
Disposals		(156)
Transfers from deposits for vessels, port terminals and other fixed assets			137,357
Transfers to other long term-assets		(26)
Balance	224,772	224,170	221,822
Dry Port Terminals | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(27,318)	(20,649)	(15,823)
Additions	(6,866)	(6,806)	(4,826)
Disposals		137
Balance	(34,184)	(27,318)	(20,649)
Dry Port Terminals | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	196,852	201,173	64,280
Additions	(6,264)	(4,276)	(464)
Disposals		(19)
Transfers from deposits for vessels, port terminals and other fixed assets			137,357
Transfers to other long term-assets		(26)
Balance	190,588	196,852	201,173
Oil Storage Plant and Port Facilities for Liquid Cargoes | Cost
Vessels, port terminals and other fixed assets, net
Balance	29,190	29,819	29,121
Additions			698
Transfers to tanker vessels, barges and pushboats		(629)
Balance	29,190	29,190	29,819
Oil Storage Plant and Port Facilities for Liquid Cargoes | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(12,457)	(11,979)	(11,568)
Additions	(320)	(478)	(411)
Balance	(12,777)	(12,457)	(11,979)
Oil Storage Plant and Port Facilities for Liquid Cargoes | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	16,733	17,840	17,553
Additions	(320)	(478)	287
Transfers to tanker vessels, barges and pushboats		(629)
Balance	16,413	16,733	17,840
Other Fixed Assets | Cost
Vessels, port terminals and other fixed assets, net
Balance	7,396	5,722	5,613
Additions	434	1,708	184
Disposals			(75)
Write-down/ Write-off		(34)
Balance	7,830	7,396	5,722
Other Fixed Assets | Accumulated Depreciation
Vessels, port terminals and other fixed assets, net
Balance	(4,522)	(3,751)	(3,297)
Additions	(438)	(771)	(482)
Disposals			28
Balance	(4,960)	(4,522)	(3,751)
Other Fixed Assets | Net Book Value
Vessels, port terminals and other fixed assets, net
Balance	2,874	1,971	2,316
Additions	(4)	937	(298)
Disposals			(47)
Write-down/ Write-off		(34)
Balance	$ 2,870	$ 2,874	$ 1,971